Accruals and Other Payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accruals and other payables
	As of March 31,	As of December 31,
	2022	2021

Accruals	$1,732,925	$1,804,131
Other payables	-	-
	$1,732,925	$1,804,131

	As of December 31,	As of December 31,
	2021	2020

Accruals	$1,804,131	$910,325
Other payables	-	200,407
	$1,804,131	$1,110,732